Offerings - Offering: 1	Jul. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share ("Common Stock")
Amount Registered | shares	11,680,535
Proposed Maximum Offering Price per Unit	0.683
Maximum Aggregate Offering Price	$ 7,977,805.41
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,101.73
Offering Note	Represents the resale of the Selling Stockholders of up to an aggregate of 11,680,535 shares of Common Stock consisting of (i) up to 8,500,000 shares of Common Stock issuable pursuant to advances under the SEPA; (ii) an aggregate of 1,885,078 additional shares of Common Stock issued to Dr. Thomas Kosasa consisting of (A) 581,395 shares of Common Stock on August 29, 2025 as an additional investment in the Company at a purchase price of $0.86 per share, (B) 595,238 shares of Common Stock on February 6, 2026 as an additional investment in the Company at a purchase price of $0.84 per share, (C) 280,898 shares of Common Stock on April 23, 2026 as an additional investment in the Company at a purchase price of $0.89 per share, (D) 268,817 shares of Common Stock on May 18, 2026 as an additional investment in the Company at a purchase price of $0.93 per share, and (E) 158,730 shares of Common Stock on June 12, 2026 as an additional investment in the Company at a purchase price of $0.63 per share; and (iii) an aggregate of 1,295,457 additional shares of Common Stock issued to Dr. Jeffrey Yu (or his affiliate) consisting of (A) 219,429 shares of Common Stock on April 1, 2026 issued in lieu of prior cash compensation owed to Dr. Yu at a conversion price of $0.83 per share, (B) 903,614 shares of Common Stock on April 1, 2026 as an additional investment in the Company at a purchase price of $0.83 per share, and (C) 172,414 shares of Common Stock on June 16, 2026 as an additional investment in the Company at a purchase price of $0.58 per share. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, as amended, based on the average of the high and low reported trading prices of the Registrant's shares of Common Stock as reported on the Nasdaq Capital Market on June 29, 2026, such date being within five business days of the date that this Registration Statement was filed with the SEC.